Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Congress Intermediate Bond ETF
Shareholder Report [Line Items]
Fund Name	Congress Intermediate Bond ETF
Class Name	Congress Intermediate Bond ETF
Trading Symbol	CAFX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/intermediate-bond-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Intermediate Bond ETF	$18	0.35%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
Net Assets	$ 327,110,059
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$327,110,059
Number of Holdings	48
Portfolio Turnover	31%
Average Credit Quality	AA-/A+
Effective Duration	3.83 Years
30-Day SEC Yield	4.07%
30-Day SEC Yield Unsubsidized	4.07%
Weighted Average Maturity	4.94 Years

Holdings [Text Block]

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.5%
United States Treasury Note/Bond	4.3%
United States Treasury Note/Bond	4.0%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.1%
United States Treasury Note/Bond	2.3%

Industry	(% of Net Assets)
Public Finance Activities	31.1%
Sovereign	17.0%
Banks	6.2%
Auto Manufacturers	5.9%
Mining	3.9%
Electric	3.7%
Diversified Telecommunication Services	3.5%
Oil & Gas	3.1%
Collateralized Mortgage Obligation	2.5%
Cash & Other	23.1%

Updated Prospectus Web Address	https://etfs.congressasset.com/intermediate-bond-etf.html
Congress Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth ETF
Class Name	Congress Large Cap Growth ETF
Trading Symbol	CAML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/large-cap-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Large Cap Growth ETF	$32	0.65%
[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
Net Assets	$ 265,791,665
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 865,035
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$265,791,665
Number of Holdings	40
Net Advisory Fee	$865,035
Portfolio Turnover	42%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
NVIDIA Corp.	4.3%
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
Costco Wholesale Corp.	3.5%
Eli Lilly & Co.	3.2%
ServiceNow, Inc.	3.2%
Netflix, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Meta Platforms, Inc. - Class A	3.2%
Boston Scientific Corp.	3.1%

Industry	(% of Net Assets)
Software	11.3%
Specialty Retail	7.5%
Semiconductors & Semiconductor Equipment	6.9%
Health Care Equipment & Supplies	5.9%
Interactive Media & Services	5.7%
Technology Hardware, Storage & Peripherals	5.0%
Communications Equipment	4.6%
Capital Markets	4.5%
Consumer Staples Distribution & Retail	3.5%
Cash & Other	45.1%

Updated Prospectus Web Address	https://etfs.congressasset.com/large-cap-growth-etf.html
Congress SMid Growth ETF
Shareholder Report [Line Items]
Fund Name	Congress SMid Growth ETF
Class Name	Congress SMid Growth ETF
Trading Symbol	CSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://etfs.congressasset.com/smid-growth-etf.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress SMid Growth ETF	$33	0.68%
[3]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
Net Assets	$ 272,198,158
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 821,437
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$272,198,158
Number of Holdings	44
Net Advisory Fee	$821,437
Portfolio Turnover	44%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	4.3%
BJ’s Wholesale Club Holdings, Inc.	4.1%
CyberArk Software Ltd.	3.9%
Curtiss-Wright Corp.	3.6%
Halozyme Therapeutics, Inc.	3.1%
Tractor Supply Co.	3.0%
AZEK Co., Inc.	2.9%
Prestige Consumer Healthcare, Inc.	2.9%
Duolingo, Inc.	2.7%
PTC, Inc.	2.7%

Industry	(% of Net Assets)
Software	12.9%
Health Care Equipment & Supplies	10.5%
Construction & Engineering	9.5%
Consumer Staples Distribution & Retail	5.9%
Electronic Equipment Instruments & Components	4.3%
Capital Markets	4.2%
Life Sciences Tools & Services	3.8%
Aerospace & Defense	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Cash & Other	41.9%

Updated Prospectus Web Address	https://etfs.congressasset.com/smid-growth-etf.html

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized